Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

August 2, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

The Phoenix Edge Series Fund
(Phoenix Small-Cap Growth Series)
-Registration Statement on Form N-14
CIK 0000792359

Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of The Phoenix Edge Series Fund (the “Fund”). This filing relates to the acquisition of the assets of Phoenix Mid-Cap Growth Series, a series of the Fund, by and in exchange for shares of Phoenix Small-Cap Growth Series, a series of the Fund.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1207.

Very truly yours,

/s/ David C. Mahaffey

David C. Mahaffey

Enclosures

cc:	Kathleen A. McGah, Esq.
Kevin J. Carr, Esq.
Robert N. Hickey, Esq.